Unaudited Condensed Financial Information of the Parent Company (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Mar. 29, 2024	Mar. 25, 2024
Unaudited Condensed Financial Information of the Parent Company (Details) [Line Items]
Percentage of tax profit	10.00%
Registered capital percentage	50.00%
Percentage of net assets	25.00%
Issued ordinary shares	718,973
Common Stock [Member]
Unaudited Condensed Financial Information of the Parent Company (Details) [Line Items]
Ordinary shares outstanding	1,243,140
PRC [Member]
Unaudited Condensed Financial Information of the Parent Company (Details) [Line Items]
Percentage of net assets	25.00%
Subsequent Event [Member]
Unaudited Condensed Financial Information of the Parent Company (Details) [Line Items]
Issued ordinary shares		2,460,937	100
Ordinary Shares par value (in Dollars per share)			$ 0.0000001
Shares unissued			1
Shares unissued price per share (in Dollars per share)			$ 0.00001
Ordinary shares outstanding		246,093,671
Ordinary shares issued		246,093,671